Note 9 - Production Costs (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of components for cost of sales [text block]
	2018	2017	2016

Salaries and wages	13,160	13,440	12,206
Cash-settled share-based payments (note 26.2)	43	311	—
Consumable materials	12,143	9,916	8,853
Electricity costs	9,313	8,701	7,438
Site restoration	84	58	32
Pre-feasibility exploration cost	411	410	408
Safety	592	323	221
On mine administration	3,569	3,004	2,898
Other production cost	—	17	30
	39,315	36,180	32,086